Himax Technologies, Inc. (the Parent Company only) (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Profit for the year	$ 6,026	$ 25,538
Adjustments for:
Changes in fair value of financial assets at fair value through profit or loss	(2,036)	(23,226)
Interest income	(2,429)	(2,225)
Foreign currency exchange losses of financial assets	294	0
Changes in:
Cash generated from operating activities	7,204	42,476
Interest received	2,361	2,165
Interest paid	(877)	(565)
Net cash used in operating activities	4,009	29,393
Cash flows from investing activities:
Acquisitions of financial asset at amortized cost	(4,766)	(5,572)
Acquisitions of equity method investment	(2,093)	(9,175)
Proceeds from capital reduction of investment	55	132
Cash received from (paid for) loan made to related party	0	7,150
Net cash provided by (used in) investing activities	(38,266)	(35,088)
Cash flows from financing activities:
Payments of cash dividends	(17,210)	(41,281)
Proceeds from short-term borrowings	131,000	151,161
Repayment of short-term borrowings	(94,000)	(142,161)
Net cash provided by (used in) financing activities	2,801	(41,214)
Net increase (decrease) in cash	(31,586)	(46,429)
Cash and cash equivalents at beginning of year	138,023	184,452
Cash and cash equivalents at end of year	106,437	138,023
Parent Company [member]
Cash flows from operating activities:
Profit for the year	8,569	27,680
Adjustments for:
Changes in fair value of financial assets at fair value through profit or loss	(2,094)	0
Interest income	(200)	(170)
Adjustments for finance costs	3,491	2,322
Share of profits of subsidiaries and affiliates	(10,296)	(30,068)
Foreign currency exchange losses of financial assets	257	0
Adjustments to reconcile profit (loss)	(273)	(236)
Changes in:
Other current assets	(2)	439
Other current liabilities	(2,734)	(1,746)
Cash generated from operating activities	(3,009)	(1,543)
Interest received	199	131
Interest paid	(766)	(547)
Net cash used in operating activities	(3,576)	(1,959)
Cash flows from investing activities:
Acquisitions of financial asset at amortized cost	(195)	(158)
Acquisitions of equity method investment	0	(6,850)
Proceeds from disposals of equity method investment	0	4,825
Proceeds from capital reduction of investment	0	8,000
Cash received from (paid for) loan made to related party	(29)	4,400
Net cash provided by (used in) investing activities	(224)	10,217
Cash flows from financing activities:
Payments of cash dividends	(17,210)	(41,281)
Proceeds from short-term borrowings	91,000	151,000
Repayment of short-term borrowings	(74,000)	(123,000)
Proceeds from issue of RSUs from subsidiaries	336	872
Proceeds from debt from a subsidiary	154,281	166,025
Repayment of debt from a subsidiary	(151,156)	(161,271)
Net cash provided by (used in) financing activities	3,251	(7,655)
Net increase (decrease) in cash	(549)	603
Cash and cash equivalents at beginning of year	1,362	759
Cash and cash equivalents at end of year	$ 813	$ 1,362